Subsequent events (Narrative) (Details)			1 Months Ended						12 Months Ended
	Jul. 02, 2020 CAD ($)	Jun. 01, 2020 CAD ($)	Apr. 20, 2022 CAD ($)	Mar. 28, 2022 CAD ($) $ / shares shares	Jan. 25, 2022 Share Year $ / shares	Aug. 21, 2021 $ / shares	Jun. 15, 2021 $ / shares	Sep. 22, 2020 CAD ($)	Dec. 31, 2021 CAD ($) Share shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 CAD ($) Share shares	Dec. 21, 2021 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Loans and receivables | $									$ 1,833,979		$ 1,301,013	$ 1,290,000	$ (168,701)
Cash advances and loans made to related parties | $										$ 125,000
Warrants granted price per share | $ / shares						$ 1.50	$ 1.50
Number of shares issued | shares									28,992,429		25,908,233	25,800,000
Proceeds from exercise of options | $	$ 15,000	$ 15,000						$ 85,000	$ 540,749		$ 115,000
Number of shares, Granted | Share									730,000	730,000	900,000
Shares For Debt Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans and receivables | $												$ 1,290,000
Deemed price per common share | $ / shares												$ 0.05
Number of shares issued | shares												25,800,000
Captiva [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares									10,687,500		10,687,500
Captiva [Member] | Shares For Debt Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares settled for loan receivable | shares												25,800,000
Deemed price per common share | $ / shares												$ 0.05
Number of shares issued | shares									25,800,000
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				520,500
Proceeds from exercise of options | $				$ 656,000
Number of shares, Granted | Share					500,000
Weighted average exercise price of options exercisable | $ / shares					$ 1.25
Option life, share options granted | Year					3
Subsequent Event [Member] | Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate			8.00%
Subsequent Event [Member] | Non-brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued | shares				2,059,000
Units issue price per unit | $ / shares				$ 1.25
Gross proceeds from units issued | $				$ 2,573,750
Warrants granted price per share | $ / shares				$ 1.35
Subsequent Event [Member] | Captiva [Member] | Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate			8.00%
Borrowings, maturity			24 months
Cash advances and loans made to related parties | $			$ 216,523